CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	$ 913,562	$ 862,552	$ 850,736
Investment in trading securities, at fair value cost of $511,672 (December 31, 2015 - $651,580, December 31, 2014 - $710,297)	248,592	101,214	81,012
Receivables and other assets	190,227	31,636	103,047
Inventory	240,657	53,932	89,938
Total current assets	1,593,038	1,049,334	1,124,733
Restricted cash	221,322	221,322	221,322
Equipment	347,202	486,525	632,735
Mineral properties	734,422	734,422	734,422
TOTAL ASSETS	2,895,984	2,491,603	2,713,212
Current
Accounts payable and accrued liabilities	269,613	246,721	230,798
Warrant liability	1,000	0	0
Asset retirement obligation	216,000	145,029	96,395
Total current liabilities	486,613	391,750	327,193
Total liabilities	486,613	391,750	327,193
Equity
Capital stock Authorized - 250,000,000 common shares with a par value of $0.001 Issued and outstanding 48,174,417 common shares (December 31, 2015 - 45,662,417 common shares, December 31, 2014 - 45,811,417 common shares)	48,174	45,662	45,811
Additional paid in capital	31,870,683	31,095,966	30,990,260
Deficit accumulated	(28,583,385)	(28,102,501)	(27,675,136)
Total Xtra-Gold Resources Corp. stockholders' equity	3,335,472	3,039,127	3,360,935
Non-controlling interest	(926,101)	(939,274)	(974,916)
Total equity	2,409,371	2,099,853	2,386,019
TOTAL LIABILITIES AND EQUITY	$ 2,895,984	$ 2,491,603	$ 2,713,212